Restructuring and other non-recurring items (Tables)	6 Months Ended
Jun. 30, 2012
Restructuring and other non-recurring
Restructuring and other non-recurring items recognized during the three and six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$4,525	$-	$4,525	$5,002
Other non-recurring items	1,111	-	1,111	-
Total	$5,636	$-	$5,636	$5,002

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the Restructuring Plan recognized during the three months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,394	$1,250	$4,644
Cash payments	(2,719)	(313)	(3,032)
Foreign exchange movement	(4)	-	(4)
Provision at June 30, 2012	$671	$937	$1,608

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the six months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,086)	(3,209)
Amounts released	(24)	(95)	(119)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(19)	20	1
Provision at June 30, 2012	$68	$216	$284